Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 HKD ($)
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash (in Yuan Renminbi)	¥ 32,659	¥ 89,484
PRC [Member]
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash (in Yuan Renminbi)	32,659
Bank deposits	500
Hong Kong [Member]
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash (in Yuan Renminbi)	¥ 32,659
Bank deposits | $				$ 500
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	26.00%	34.00%	32.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	17.00%		14.00%